Warrant Liabilities (Details Narrative)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Warrant Liabilities
Warrants outstanding | shares	17,250,000
Exercise price | $ / shares	$ 11.50
Redemption price | $ / shares	$ 0.01
Warrant issued | shares	17,250,000